International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition	12 Months Ended
Dec. 31, 2021
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition

(21) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Condition

(Parent Company Only)

December 31, 2021 and 2020

(Dollars in Thousands)

	2021	2020
ASSETS
Cash	$62,564	$66,252
Other investments	90,555	77,661
Net loans	10,401	11,950
Investment in subsidiaries	2,281,597	2,167,516
Goodwill	3,365	3,365
Other assets	1,644	—
Total assets	$2,450,126	$2,326,744
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$134,642	$134,642
Due to IBC Trading	21	21
Other liabilities	6,982	14,083
Total liabilities	141,645	148,746
Shareholders’ equity:
Common shares	96,351	96,241
Surplus	152,144	149,334
Retained earnings	2,470,710	2,289,626
Accumulated other comprehensive (loss) income	(31,980)	20,825
	2,687,225	2,556,026
Less cost of shares in treasury	(378,744)	(378,028)
Total shareholders’ equity	2,308,481	2,177,998
Total liabilities and shareholders’ equity	$2,450,126	$2,326,744